Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026
C000182868_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.60%
C000182868_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.82%
C000182868_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.39%
C000019558_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.60%
C000019558_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.82%
C000019558_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.56%
C000064277_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.60%
C000064277_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.82%
C000064277_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.56%
C000120659_2_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.60%
C000120659_2_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.82%
C000120659_2_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.56%
C000182867_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.60%
C000182867_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.82%
C000182867_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.39%
C000019556_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.60%
C000019556_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.82%
C000019556_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.56%
C000064275_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.60%
C000064275_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.82%
C000064275_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.56%
C000254543_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.60%
C000254543_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.05%
C000254540_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.60%
C000254540_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.05%
C000254539_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.60%
C000254539_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.05%
C000254541_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.60%
C000254541_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.05%
C000254542_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.60%
C000254542_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.05%
C000182868_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	31.55%
C000182868_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		10.21%
C000182868_NoLoadClassMember_2025-08-01_2026-07-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	10.70%
C000182868_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	31.61%
C000182868_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.66%
C000182868_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	11.32%
C000019558_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	31.12%
C000019558_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.86%
C000019558_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			10.97%
C000019558_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	31.61%
C000019558_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.66%
C000019558_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			11.54%
C000064277_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	31.22%
C000064277_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.96%
C000064277_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			11.07%
C000064277_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	31.61%
C000064277_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.66%
C000064277_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			11.54%
C000120659_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.97%
C000120659_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.80%
C000120659_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			12.90%
C000120659_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	34.18%
C000120659_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.61%
C000120659_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			13.42%
C000120659_1_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	34.18%
C000120659_1_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.11%
C000120659_1_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			10.64%
C000182867_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.27%
C000182867_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		10.12%
C000182867_NoLoadClassMember_2025-08-01_2026-07-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	11.40%
C000182867_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	34.18%
C000182867_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.11%
C000182867_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.99%
C000019556_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.15%
C000019556_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.76%
C000019556_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			11.42%
C000019556_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	34.18%
C000019556_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.11%
C000019556_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			10.64%
C000064275_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.22%
C000064275_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.84%
C000064275_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			11.51%
C000064275_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	34.18%
C000064275_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.11%
C000064275_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			10.64%
C000254543_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.72%
C000254543_ClassMember_2025-08-01_2026-07-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	10.73%
C000254543_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	22.78%
C000254543_NoLoadClassMember_2025-08-01_2026-07-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	14.41%
C000254543_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	34.18%
C000254543_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.82%
C000254540_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.21%
C000254540_ClassMember_2025-08-01_2026-07-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	11.90%
C000254540_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	22.50%
C000254540_NoLoadClassMember_2025-08-01_2026-07-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	14.12%
C000254540_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	34.18%
C000254540_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.82%
C000254539_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	20.86%
C000254539_ClassMember_2025-08-01_2026-07-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	13.55%
C000254539_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	21.86%
C000254539_NoLoadClassMember_2025-08-01_2026-07-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	13.55%
C000254539_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	34.18%
C000254539_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.82%
C000254541_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.10%
C000254541_NoLoadClassMember_2025-08-01_2026-07-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	14.69%
C000254541_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	34.18%
C000254541_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.82%
C000254542_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.24%
C000254542_NoLoadClassMember_2025-08-01_2026-07-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	14.83%
C000254542_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	34.18%
C000254542_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.82%